Other investments - Schedule of Other investments (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	$ 18,064,541
Additions	6,000,000
Proceeds from sale	614,520
Change in fair value through profit or loss	(11,669,157)
Balance at December 31, 2019	11,780,864
Pharmadrug Inc. | Shares
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	0
Additions	3,000,000
Proceeds from sale	0
Change in fair value through profit or loss	(2,660,940)
Balance at December 31, 2019	339,060
Cannara Biotech Inc. | Shares
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	11,215,395
Additions	0
Proceeds from sale	0
Change in fair value through profit or loss	(2,146,357)
Balance at December 31, 2019	9,069,038
Clover Cannastrip | Shares
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	1,500,000
Additions	0
Proceeds from sale	0
Change in fair value through profit or loss	(1,500,000)
Balance at December 31, 2019	0
High Tide Inc. | Shares
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	1,798,040
Additions	0
Proceeds from sale	614,520
Change in fair value through profit or loss	(1,183,520)
Balance at December 31, 2019	0
High Tide Inc. | Warrants
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	251,115
Additions	0
Proceeds from sale	0
Change in fair value through profit or loss	(251,115)
Balance at December 31, 2019	0
HUGE Shops | Shares
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	1,300,000
Additions	0
Proceeds from sale	0
Change in fair value through profit or loss	(539,132)
Balance at December 31, 2019	760,868
SciCann Therapeutics Inc. | Shares
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	1,999,991
Additions	0
Proceeds from sale	0
Change in fair value through profit or loss	(1,287,743)
Balance at December 31, 2019	712,248
Solarvest BioEnergy Inc. | Shares
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	0
Additions	690,000
Proceeds from sale	0
Change in fair value through profit or loss	(255,000)
Balance at December 31, 2019	435,000
Solarvest BioEnergy Inc. | Warrants
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	0
Additions	385,784
Proceeds from sale	0
Change in fair value through profit or loss	(269,134)
Balance at December 31, 2019	116,650
Solarvest BioEnergy Inc. | Convertible debenture
Disclosure Of Other Investments [Line Items]
Balance at December 31, 2018	0
Additions	1,924,216
Proceeds from sale	0
Change in fair value through profit or loss	(1,576,216)
Balance at December 31, 2019	$ 348,000